Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Periodic payments	$ 16,667	$ 16,667
Lease expiration date	Nov. 30, 2025	Nov. 30, 2025
Letter of credit	$ 100,000	$ 100,000
Minimum lease payments for 2022	200,000	200,000
Minimum lease payments for 2023	200,000	200,000
Minimum lease payments for 2024	200,000	200,000
Minimum lease payments for 2023	200,000
Minimum lease payments for 2025	$ 350,000	183,000
Loss contingencies		0	$ 0
Minimum lease payments for 2021		200,000
Rent expense		$ 215,028	$ 72,788